Revenue - Disaggregated revenue and geography information (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Disaggregation of Revenue [Line Items]
Total net revenues		$ 102,494	$ 73,250	$ 197,672	$ 351,843			$ 365,611
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
SaaS and subscription services
Disaggregation of Revenue [Line Items]
Total net revenues		$ 97,406	$ 69,698	$ 188,925	$ 208,229			$ 350,816
Professional services
Disaggregation of Revenue [Line Items]
Total net revenues		5,088	3,552	8,747	11,028			14,795
Virtual, on-demand and classroom
Disaggregation of Revenue [Line Items]
Total net revenues					132,586
United States
Disaggregation of Revenue [Line Items]
Total net revenues		77,488	55,751	155,333	212,055			279,883
Other Americas
Disaggregation of Revenue [Line Items]
Total net revenues		5,197	3,237	5,784	24,922			16,473
Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Total net revenues		14,283	10,354	26,159	102,982			49,288
Asia-Pacific
Disaggregation of Revenue [Line Items]
Total net revenues		$ 5,526	$ 3,908	$ 10,396	$ 11,884			$ 19,967